Brian J. Kearns
Chief Financial Officer
September 6, 2006
Jim B. Rosenberg
Senior Assistant Chief Accountant
Division of Corporate Finance
U.S. Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C., 20549
Dear Jim:
I am providing you with this letter in response to your August 3, 2006 comment letter to Lannett Company. We have included your comments from that letter along with our corresponding responses.
We trust you will find our responses to your comment letter to be consistent with our desire to best serve Lannett shareholders and the investment community as a whole.
We look forward to working with you to address any additional questions you may have. It may be helpful if we can schedule a telephone call with you to provide any immediate clarification. I will follow this letter with a phone call, after you have had a little time to review this response.
Regards,
Brian J. Kearns
Vice President – Finance, Chief Financial Officer, Secretary and Treasurer

cc.	Mark Brunhofer, Staff Accountant Kevin Woody, Branch Chief